Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2021
Short-term borrowings and long-term debt
11. Short-term borrowings and long-term debt
Short-term borrowings
Short-term borrowings consist of Due to trust accounts, Call money and funds purchased, Payables under repurchase agreements and securities lending transactions, and Other short-term borrowings.
Details of Other short-term borrowings at March 31, 2020 and 2021 are as follows:

	2020	2021
	(in millions of yen)
Short-term notes issued by consolidated VIEs of asset-backed commercial paper programs (1)	54,658	32,546
Commercial paper and short-term notes issued by MHFG’s subsidiaries (1) (2)	730,089	2,528,568
Borrowings from the Bank of Japan	4,002,781	6,253,123
Other	126,957	271,675

Total	4,914,485	9,085,912

Notes:
(1)	Short-term notes are issued under the laws of Japan in the form of commercial paper.
(2)
The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥411,089 million and ¥319,000 million, respectively, at March 31, 2020, and ¥2,105,068 million and ¥423,500 million, respectively, at March 31, 2021.

Long-term debt
Long-term debt with original maturities of more than one year at March 31, 2020 and 2021 is comprised of the following:

	2020	2021
	(in millions of yen)
Obligations under finance leases	16,250	9,170
Loan participation borrowings	149,398	169,069
Senior borrowings and bonds	6,402,157	7,494,512
Subordinated borrowings and bonds	3,778,347	4,033,720

Total	10,346,152	11,706,471

The following table presents the interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2020	2021
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-8.10	Apr.2021-Mar.2051	549,647	547,133
fixed rate denominated in U.S. dollars	0.00-4.40	Apr.2021-Mar.2048	2,744,713	3,275,076
fixed rate denominated in other currencies	0.00-6.00	Apr.2021-Sep.2039	609,346	838,247
floating rate denominated in Japanese yen	0.00-52.00	Apr.2021-Mar.2051	606,095	584,606
floating rate denominated in U.S. dollars	0.00-48.10	Apr.2021-Dec.2060	1,682,540	2,035,844
floating rate denominated in other currencies	0.00-18.80	Apr.2021-Nov.2030	209,816	213,606

Total			6,402,157	7,494,512

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	0.39-4.26	Sep.2021-Perpetual	3,370,234	3,618,520
fixed rate denominated in U.S. dollars	4.30-4.70	Jul.2022-Oct.2025	408,113	415,200

Total			3,778,347	4,033,720

Total			10,180,504	11,528,232

Notes:
(1)	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2021.
(2)	Maturity information disclosed is the range of maturities at March 31, 2021.
(3)	None of the long-term debt issuances above are convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2021:

(in millions of yen)
Fiscal year ending March 31:
2022	1,379,864
2023	1,348,532
2024	810,662
2025	1,366,608
2026	579,809
2027 and thereafter	6,220,996

Total	11,706,471